Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000264907 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long NNEDaily ETF
Class Name	Tradr2X Long NNEDaily ETF
Trading Symbol	NNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long NNE Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/nnex#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/nnex#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NNE Daily ETF (NNEX)	$31	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.30%	[1],[2]
Net Assets	$ 969,275
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$969,275
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	110%
Swap	(10)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/nnex#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/nnex#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/nnex#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264910 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long OPENDaily ETF
Class Name	Tradr2X Long OPENDaily ETF
Trading Symbol	OPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long OPEN Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/opex#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/opex#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long OPEN Daily ETF (OPEX)	$37	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.30%	[3],[4]
Net Assets	$ 10,349,408
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,349,408
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	120%
Swap	(20)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264912 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SNPSDaily ETF
Class Name	Tradr2X Long SNPSDaily ETF
Trading Symbol	SNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SNPS Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/snpx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/snpx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNPS Daily ETF (SNPX)	$47	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.30%	[5],[6]
Net Assets	$ 1,905,828
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,905,828
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	127%
Swap	(27)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/snpx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/snpx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/snpx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264913 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SRPTDaily ETF
Class Name	Tradr2X Long SRPTDaily ETF
Trading Symbol	SRPU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long SRPT Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/srpu#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/srpu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SRPT Daily ETF (SRPU)	$43	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.30%	[7],[8]
Net Assets	$ 3,930,436
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,930,436
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	110%
Swap	(10)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/srpu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264914 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long BEDaily ETF
Class Name	Tradr2X Long BEDaily ETF
Trading Symbol	BEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long BE Daily ETF (“Fund”) for the period of October 01, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/bex#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/bex#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long BE Daily ETF (BEX)	$42	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.30%	[9],[10]
Net Assets	$ 40,765,009
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,765,009
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	78%
Swap	22%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264915 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long WULFDaily ETF
Class Name	Tradr2X Long WULFDaily ETF
Trading Symbol	WULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long WULF Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/wulx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/wulx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long WULF Daily ETF (WULX)	$51	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.30%	[11],[12]
Net Assets	$ 8,483,844
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,483,844
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	93%
Swap	7%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264917 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CLSDaily ETF
Class Name	Tradr2X Long CLSDaily ETF
Trading Symbol	CSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CLS Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/csex#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/csex#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLS Daily ETF (CSEX)	$38	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.30%	[13],[14]
Net Assets	$ 8,606,647
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,606,647
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	163%
Swap	(63)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264920 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long FLYDaily ETF
Class Name	Tradr2X Long FLYDaily ETF
Trading Symbol	FLYT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long FLY Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/flyt#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/flyt#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long FLY Daily ETF (FLYT)	$46	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.30%	[15],[16]
Net Assets	$ 5,747,836
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,747,836
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	69%
Swap	31%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000264921 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long IRENDaily ETF
Class Name	Tradr2X Long IRENDaily ETF
Trading Symbol	IREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long IREN Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/irex#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/irex#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long IREN Daily ETF (IREX)	$35	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.30%	[17],[18]
Net Assets	$ 36,576,984
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$36,576,984
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	86%
Swap	14%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270403 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ONDSDaily ETF
Class Name	Tradr2X Long ONDSDaily ETF
Trading Symbol	ONDU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long ONDS Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/ondu#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/ondu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ONDS Daily ETF (ONDU)	$22	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.49%	[19],[20]
Net Assets	$ 3,709,564
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,709,564
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	96%
Swap	4%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270404 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long PATHDaily ETF
Class Name	Tradr2X Long PATHDaily ETF
Trading Symbol	PATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long PATH Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/patx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/patx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PATH Daily ETF (PATX)	$22	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.49%	[21],[22]
Net Assets	$ 3,004,363
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,004,363
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	159%
Swap	(59)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270410 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long USARDaily ETF
Class Name	Tradr2X Long USARDaily ETF
Trading Symbol	USAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long USAR Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/usax#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/usax#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long USAR Daily ETF (USAX)	$25	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	1.49%	[23],[24]
Net Assets	$ 7,321,449
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,321,449
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	158%
Swap	(58)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270411 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long WDCDaily ETF
Class Name	Tradr2X Long WDCDaily ETF
Trading Symbol	WDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long WDC Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/wdcx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/wdcx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long WDC Daily ETF (WDCX)	$28	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	1.49%	[25],[26]
Net Assets	$ 32,554,018
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,554,018
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	119%
Swap	(19)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270414 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CRMLDaily ETF
Class Name	Tradr2X Long CRMLDaily ETF
Trading Symbol	CRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Long CRML Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/crmx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/crmx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRML Daily ETF (CRMX)	$19	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.49%	[27],[28]
Net Assets	$ 6,732,231
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,732,231
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	350%
Swap	(250)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270666 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short CLSKDaily ETF
Class Name	Tradr2X Short CLSKDaily ETF
Trading Symbol	CLSZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short CLSK Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/clsz#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/clsz#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short CLSK Daily ETF (CLSZ)	$16	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	1.49%	[29],[30]
Net Assets	$ 113,791
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,791
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	11,592%
Swap	2,602%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 20, 2026, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 20, 2026, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/srpu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270669 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short IRENDaily ETF
Class Name	Tradr2X Short IRENDaily ETF
Trading Symbol	IREZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short IREN Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/irez#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/irez#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short IREN Daily ETF (IREZ)	$31	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.49%	[31],[32]
Net Assets	$ 20,828,031
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,828,031
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	67%
Swap	33%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270672 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short NBISDaily ETF
Class Name	Tradr2X Short NBISDaily ETF
Trading Symbol	NBIZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short NBIS Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nbiz#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/nbiz#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short NBIS Daily ETF (NBIZ)	$20	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.49%	[33],[34]
Net Assets	$ 4,187,654
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,187,654
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	138%
Swap	(38)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270678 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short SMRDaily ETF
Class Name	Tradr2X Short SMRDaily ETF
Trading Symbol	SMZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short SMR Daily ETF (“Fund”) for the period of February 10, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/smz#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/smz#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short SMR Daily ETF (SMZ)	$30	1.49%[2]
1	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.49%	[35],[36]
Net Assets	$ 1,962,758
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,962,758
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	76%
Swap	24%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270684 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short AMZNDaily ETF
Class Name	Tradr2X Short AMZNDaily ETF
Trading Symbol	AMZO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short AMZN Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/amzo#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/amzo#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short AMZN Daily ETF (AMZO)	$4	1.49%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	1.49%	[37],[38]
Net Assets	$ 251,738
Holdings Count | Holding	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$251,738
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	99%
Swap	1%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270686 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short APLDDaily ETF
Class Name	Tradr2X Short APLDDaily ETF
Trading Symbol	APLZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short APLD Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/aplz#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/aplz#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short APLD Daily ETF (APLZ)	$26	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.49%	[39],[40]
Net Assets	$ 1,978,986
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,978,986
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	146%
Swap	(46)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270687 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short BEDaily ETF
Class Name	Tradr2X Short BEDaily ETF
Trading Symbol	BEZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tradr 2X Short BE Daily ETF (“Fund”) for the period of February 10, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/bez#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/bez#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short BE Daily ETF (BEZ)	$18	1.49%[2]
1	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	1.49%	[41],[42]
Net Assets	$ 2,973,134
Holdings Count | Holding	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,973,134
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	142%
Swap	(42)%
Total	100%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[5]	Annualized.
[6]	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[7]	Annualized.
[8]	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[9]	Annualized.
[10]	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[11]	Annualized.
[12]	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[13]	Annualized.
[14]	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[15]	Annualized.
[16]	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[17]	Annualized.
[18]	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[19]	Annualized.
[20]	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[21]	Annualized.
[22]	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[23]	Annualized.
[24]	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[25]	Annualized.
[26]	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[27]	Annualized.
[28]	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[29]	Annualized.
[30]	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[31]	Annualized.
[32]	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[33]	Annualized.
[34]	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[35]	Annualized.
[36]	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[37]	Annualized.
[38]	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[39]	Annualized.
[40]	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
[41]	Annualized.
[42]	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.